UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     	Herndon Plant Oakley Ltd.
Address:  800 North Shoreline, Ste. 2200-South
	    Corpus Christi, Texas 78401

13F File Number:  028-11388


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Beth Deubel-Ragan
Title:  Managing Director
Phone:  361-888-7611
Signature, Place and Date of Signing:

      Beth Deubel-Ragan,  Corpus Christi, TX    February 21, 2013

Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0
                           (x1,000)

List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
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